UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (90.10%)
CONSUMER DISCRETIONARY – (7.47%)
Consumer Durables & Apparel – (0.72%)
13,597	Hunter Douglas NV (Netherlands)	$468,797

Media – (6.75%)
14,050	Comcast Corp., Special Class A	196,559
65,120	Grupo Televisa S.A., ADR (Mexico)	1,178,021
36,140	Lagardere S.C.A. (France)	1,349,828
123,573	News Corp., Class A	1,277,127
14,690	Walt Disney Co.	369,013

		4,370,548

	TOTAL CONSUMER DISCRETIONARY	4,839,345

CONSUMER STAPLES – (7.89%)
Food, Beverage & Tobacco – (7.89%)
64,249	Heineken Holding NV (Netherlands)	2,211,513
220	Japan Tobacco Inc. (Japan)	637,041
706	Lindt & Spruengli AG (Switzerland)	1,400,571
31,680	Unilever NV, NY Shares (Netherlands)	861,696

		5,110,821

	TOTAL CONSUMER STAPLES	5,110,821

ENERGY – (4.15%)
1,500	OGX Petroleo e Gas Participacoes S.A. (Brazil)	976,819
56,535	Tenaris S.A., ADR (Argentina)	1,714,141

	TOTAL ENERGY	2,690,960

FINANCIALS – (19.70%)
Banks – (4.43%)
	Commercial Banks – (4.43%)
1,485,169	China CITIC Bank - H (China)	1,034,821
780,848	China Merchants Bank Co., Ltd. - H (China)	1,837,751

		2,872,572

Diversified Financials – (5.63%)
	Capital Markets – (0.66%)
20,440	Brookfield Asset Management Inc., Class A (Canada)	430,058

	Diversified Financial Services – (4.97%)
7,443	Groupe Bruxelles Lambert S.A. (Belgium)	590,681
22,700	Oaktree Capital Group LLC, Class A (a)	544,800
12,876	Pargesa Holdings S.A., Bearer Shares (Switzerland)	945,232
175,845	RHJ International (Belgium)*	1,140,375

		3,221,088

		3,651,146

Insurance – (3.29%)
	Life & Health Insurance – (2.53%)
58,360	Power Corp. of Canada (Canada)	1,638,252

	Multi-line Insurance – (0.71%)
1,515	Fairfax Financial Holdings Ltd. (Canada)	462,666

	Property & Casualty Insurance – (0.05%)
5,150	NIPPONKOA Insurance Co., Ltd. (Japan)	30,750

		2,131,668

Real Estate – (6.35%)
32,360	Derwent London PLC (United Kingdom)	521,638
12,410	Digital Realty Trust, Inc.	503,226

DAVIS GLOBAL FUND                                                                                      Schedule of Investments – (Continued)

July 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
19,710	Forest City Enterprises, Inc., Class A	$140,729
426,690	Hang Lung Group Ltd. (Hong Kong)	2,227,032
39,160	Mitsui Fudosan Co., Ltd. (Japan)	720,089

		4,112,714

	TOTAL FINANCIALS	12,768,100

HEALTH CARE – (12.37%)
Health Care Equipment & Services – (6.04%)
5,000	Becton, Dickinson and Co.	325,750
43,402	Essilor International S.A. (France)	2,406,387
23,708	IDEXX Laboratories, Inc. *	1,181,251

		3,913,388

Pharmaceuticals, Biotechnology & Life Sciences – (6.33%)
20,430	Johnson & Johnson	1,243,983
41,300	Merck & Co., Inc.	1,239,413
61,100	Schering-Plough Corp.	1,619,761

		4,103,157

	TOTAL HEALTH CARE	8,016,545

INDUSTRIALS – (20.12%)
Capital Goods – (9.26%)
55,740	ABB Ltd., ADR (Switzerland)	1,018,927
131,900	Blount International, Inc. *	1,226,670
744,790	Harbin Power Equipment Co. Ltd. - H (China)	882,210
2,576,660	Shanghai Electric Group Co. Ltd. - H (China)	1,353,154
19,020	Siemens AG, Registered (Germany)	1,518,115

		5,999,076

Commercial & Professional Services – (0.76%)
16,876	Iron Mountain Inc. *	492,948

Transportation – (10.10%)
439,369	China Merchants Holdings International Co., Ltd. (China)	1,451,326
622,570	China Shipping Development Co. Ltd. - H (China)	947,907
316,600	Clark Holdings, Inc. *	194,709
400,943	Cosco Pacific Ltd. (China)	556,660
7,660	Expeditors International of Washington, Inc.	259,789
31,185	Kuehne & Nagel International AG, Registered (Switzerland)	2,597,169
19,040	Ryanair Holdings PLC, ADR (Ireland)*	538,832

		6,546,392

	TOTAL INDUSTRIALS	13,038,416

INFORMATION TECHNOLOGY – (6.17%)
Software & Services – (5.81%)
44,700	Activision Blizzard, Inc. *	511,591
7,108	Google Inc., Class A *	3,151,083
2,150	SAP AG, ADR (Germany)	101,588

		3,764,262

Technology Hardware & Equipment – (0.36%)
5,390	Agilent Technologies, Inc. *	125,156
7,980	Nokia Oyj, ADR (Finland)	106,453

		231,609

	TOTAL INFORMATION TECHNOLOGY	3,995,871

MATERIALS – (5.50%)
25,889	BHP Billiton PLC (United Kingdom)	675,939

DAVIS GLOBAL FUND                                                                                     Schedule of Investments – (Continued)

July 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
14,290	Rio Tinto PLC (United Kingdom)	$594,143
126,380	Sino-Forest Corp. (Canada)*	1,724,563
32,920	Vale S.A., ADR (Brazil)	566,224

	TOTAL MATERIALS	3,560,869

TELECOMMUNICATION SERVICES – (1.84%)
27,793	America Movil SAB de C.V., Series L, ADR (Mexico)	1,195,377

	TOTAL TELECOMMUNICATION SERVICES	1,195,377

UTILITIES – (4.89%)
396,352	China Resources Power Holdings Co. Ltd. (China)	1,025,394
10,180	Exelon Corp.	517,755
900,100	Guangdong Investment Ltd. (China)	504,053
41,170	NRG Energy, Inc. *	1,120,236

	TOTAL UTILITIES	3,167,438

	TOTAL COMMON STOCK – (Identified cost $68,747,656)	58,383,742

PREFERRED STOCK – (0.44%)
FINANCIALS – (0.44%)
Real Estate – (0.44%)
15,600	SL Green Realty Corp., 7.625%, Series C	284,739

	TOTAL PREFERRED STOCK – (Identified cost $160,368)	284,739

CONVERTIBLE BONDS – (0.07%)
FINANCIALS – (0.07%)
Real Estate – (0.07%)
$40,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (b)	43,850

	TOTAL CONVERTIBLE BONDS – (Identified cost $40,000)	43,850

SHORT TERM INVESTMENTS – (9.56%)
1,844,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.20%, 08/03/09, dated 07/31/09, repurchase value of $1,844,031
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-6.00%, 07/01/24-03/01/38, total market value $1,880,880)	1,844,000
1,450,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.21%, 08/03/09, dated 07/31/09, repurchase value of $1,450,025
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-6.50%, 03/15/24-07/15/39, total market value $1,479,000)	1,450,000
2,901,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.21%, 08/03/09, dated 07/31/09, repurchase value of $2,901,051
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.00%, 06/01/24-06/01/39, total market value $2,959,020)	2,901,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $6,195,000)	6,195,000

	Total Investments – (100.17%) – (Identified cost $75,143,024) – (c)	64,907,331
	Liabilities Less Other Assets – (0.17%)	(111,483)

	Net Assets – (100.00%)	$64,795,848

ADR: American Depositary Receipt
*	Non-Income producing security.

DAVIS GLOBAL FUND                                                                                     Schedule of Investments – (Continued)

July 31, 2009 (Unaudited)

(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $544,800, or 0.84% of the Fund’s net assets as of July 31, 2009.

(b)

This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $43,850, or 0.07% of the Fund’s net assets, as of July 31, 2009.

(c)	Aggregate cost for federal income tax purposes is $75,766,460. At July 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,710,908
	Unrealized depreciation	(14,570,037)

	Net unrealized depreciation	$(10,859,129)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS GLOBAL FUND                                                                                     Schedule of Investments – (Continued)

July 31, 2009 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
	Level 1:	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Equity securities:
Consumer discretionary	$4,839,345	$–	$–	$4,839,345
Consumer staples	5,110,821	–	–	5,110,821
Energy	2,690,960	–	–	2,690,960
Financials	12,508,039	544,800	–	13,052,839
Health care	8,016,545	–	–	8,016,545
Industrials	13,038,416	–	–	13,038,416
Information technology	3,995,871	–	–	3,995,871
Materials	3,560,869	–	–	3,560,869
Telecommunication services	1,195,377	–	–	1,195,377
Utilities	3,167,438	–	–	3,167,438
Convertible debt securities	–	43,850	–	43,850
Short-term securities	–	6,195,000	–	6,195,000
Total	$58,123,681	$6,783,650	$–	$64,907,331

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (90.36%)
CONSUMER DISCRETIONARY – (7.47%)
Consumer Durables & Apparel – (1.07%)
3,870	Hunter Douglas NV (Netherlands)	$133,430

Media – (6.40%)
19,350	Grupo Televisa S.A., ADR (Mexico)	350,042
6,770	Lagardere S.C.A. (France)	252,859
9,500	Liberty Global, Inc., Series C *	197,885

		800,786

	TOTAL CONSUMER DISCRETIONARY	934,216

CONSUMER STAPLES – (13.15%)
Food, Beverage & Tobacco – (13.15%)
4,996	Diageo PLC (United Kingdom)	78,282
22,150	Heineken Holding NV (Netherlands)	762,425
52	Japan Tobacco Inc. (Japan)	150,573
190	Lindt & Spruengli AG (Switzerland)	376,924
10,200	Unilever NV, NY Shares (Netherlands)	277,440

		1,645,644

	TOTAL CONSUMER STAPLES	1,645,644

ENERGY – (4.11%)
100	OGX Petroleo e Gas Participacoes S.A. (Brazil)	65,121
14,800	Tenaris S.A., ADR (Argentina)	448,736

	TOTAL ENERGY	513,857

FINANCIALS – (25.60%)
Banks – (7.48%)
Commercial Banks – (7.48%)
397,000	China CITIC Bank - H (China)	276,618
280,150	China Merchants Bank Co., Ltd. - H (China)	659,342

		935,960

Diversified Financials – (7.53%)
Capital Markets – (0.99%)
5,890	Brookfield Asset Management Inc., Class A (Canada)	123,926

Diversified Financial Services – (6.54%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	305,538
2,600	Pargesa Holdings S.A., Bearer Shares (Switzerland)	190,867
49,650	RHJ International (Belgium)*	321,986

		818,391

		942,317

Insurance – (4.87%)
	Life & Health Insurance – (3.59%)
16,000	Power Corp. of Canada (Canada)	449,144

	Multi-line Insurance – (1.20%)
491	Fairfax Financial Holdings Ltd. (Canada)	149,946

	Property & Casualty Insurance – (0.08%)
1,600	NIPPONKOA Insurance Co., Ltd. (Japan)	9,554

		608,644

Real Estate – (5.72%)
9,300	Derwent London PLC (United Kingdom)	149,914
69,000	Hang Lung Group Ltd. (Hong Kong)	360,133

DAVIS INTERNATIONAL FUND                                                                       Schedule of Investments - (Continued)

July 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
11,200	Mitsui Fudosan Co., Ltd. (Japan)	$205,950

		715,997

	TOTAL FINANCIALS	3,202,918

HEALTH CARE – (6.33%)
Health Care Equipment & Services – (4.65%)
10,500	Essilor International S.A. (France)	582,163

Pharmaceuticals, Biotechnology & Life Sciences – (1.68%)
3,200	Sanofi-Aventis (France)	209,622

	TOTAL HEALTH CARE	791,785

INDUSTRIALS – (21.57%)
Capital Goods – (11.13%)
21,800	ABB Ltd., ADR (Switzerland)	398,504
192,000	Harbin Power Equipment Co. Ltd. - H (China)	227,425
670,000	Shanghai Electric Group Co. Ltd. - H (China)	351,856
5,200	Siemens AG, Registered (Germany)	415,047

		1,392,832

Transportation – (10.44%)
115,181	China Merchants Holdings International Co., Ltd. (China)	380,467
62,000	China Shipping Development Co. Ltd. - H (China)	94,399
109,334	Cosco Pacific Ltd. (China)	151,797
6,400	Kuehne & Nagel International AG, Registered (Switzerland)	533,009
5,200	Ryanair Holdings PLC, ADR (Ireland)*	147,160

		1,306,832

	TOTAL INDUSTRIALS	2,699,664

INFORMATION TECHNOLOGY – (0.86%)
Software & Services – (0.41%)
1,100	SAP AG, ADR (Germany)	51,975

Technology Hardware & Equipment – (0.45%)
4,200	Nokia Oyj, ADR (Finland)	56,028

	TOTAL INFORMATION TECHNOLOGY	108,003

MATERIALS – (5.31%)
6,900	BHP Billiton PLC (United Kingdom)	180,153
3,812	Rio Tinto PLC (United Kingdom)	158,494
13,000	Sino-Forest Corp. (Canada)*	177,396
8,600	Vale S.A., ADR (Brazil)	147,920

	TOTAL MATERIALS	633,963

TELECOMMUNICATION SERVICES – (3.38%)
9,850	America Movil SAB de C.V., Series L, ADR (Mexico)	423,648

	TOTAL TELECOMMUNICATION SERVICES	423,648

UTILITIES – (2.58%)
81,400	China Resources Power Holdings Co. Ltd. (China)	210,589
200,000	Guangdong Investment Ltd. (China)	111,999

	TOTAL UTILITIES	322,588

	TOTAL COMMON STOCK – (Identified cost $13,001,528)	11,306,286

DAVIS INTERNATIONAL FUND                                                                       Schedule of Investments - (Continued)

July 31, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (9.60%)
$358,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.20%, 08/03/09, dated 07/31/09, repurchase value of $358,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-6.00%, 07/01/24-03/01/38, total market value $365,160)	$358,000
281,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.21%, 08/03/09, dated 07/31/09, repurchase value of $281,005
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-6.50%, 03/15/24-07/15/39, total market value $286,620)	281,000
562,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.21%, 08/03/09, dated 07/31/09, repurchase value of $562,010
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.00%, 06/01/24-06/01/39, total market value $573,240)	562,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,201,000)	1,201,000

	Total Investments – (99.96%) – (Identified cost $14,202,528) – (a)	12,507,286
	Other Assets Less Liabilities – (0.04%)	5,176

	Net Assets – (100.00%)	$12,512,462

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $14,202,757. At July 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$816,584
	Unrealized depreciation	(2,512,055)

	Net unrealized depreciation	$(1,695,471)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

DAVIS INTERNATIONAL FUND                                                                       Schedule of Investments - (Continued)

July 31, 2009 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
	Level 1:	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Equity securities:
Consumer discretionary	$934,216	$–	$–	$934,216
Consumer staples	1,645,644	–	–	1,645,644
Energy	513,857	–	–	513,857
Financials	3,202,918	–	–	3,202,918
Health care	791,785	–	–	791,785
Industrials	2,699,664	–	–	2,699,664
Information technology	108,003	–	–	108,003
Materials	663,963	–	–	663,963
Telecommunication services	423,648	–	–	423,648
Utilities	322,588	–	–	322,588
Short-term securities	–	1,201,000	–	1,201,000
Total	$11,306,286	$1,201,000	$–	$12,507,286

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: September 29, 2009

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial Officer

Date: September 29, 2009